INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ 3,909	$ 0
Royalty interest [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	(1,923)	(1,718)
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	5,765	1,828
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset and (liability)	$ 67	$ (110)